UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service:	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus™ LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	October 31, 2020

Item #1. Reports to Stockholders.

INDEX	Cboe Vest S&P 500®Buffer Strategy Fund Cboe Vest S&P 500® Enhanced Growth Strategy Fund, Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (collectively, the “Cboe Vest Funds”)

ANNUAL REPORT

For the year ended October 31, 2020

The Cboe Vest Family of Funds

Cboe Vest S&P 500® Buffer Strategy Fund

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

ANNUAL REPORT

The Cboe Vest Family of Funds

Dear Shareholder:

We are pleased to present the Cboe Vest Funds (the “Funds”) Annual Report to Shareholders for the fiscal year ended October 31, 2020. Below is this year’s performance for our Funds:

For the one-year period ended October 31, 2020, the net asset value (“NAV”) per Institutional Class Share of the Cboe Vest S&P 500® Buffer Strategy Fund increased by 6.03%, compared to an increase of 7.28% for the Cboe S&P 500® Buffer Protect Balanced Series Index (SPRO).

For the one-year period ended October 31, 2020, the NAV per Institutional Class Share of the Cboe Vest S&P 500® Enhanced Growth Strategy Fund increased by 6.72%, compared to an increase of 8.03% for the Cboe S&P 500® Enhanced Growth Index Balanced Series (SPEN).

For the one-year period ended October 31, 2020, the NAV per Institutional Class Share of the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund decreased by 0.72%, compared with a decrease of 0.38% for the Cboe S&P 500® Dividend Aristocrats Target Income Index (SPAI).

For the one-year period ended October 31, 2020, the variances between the Funds’ performances and their benchmark indices’ performances are attributed as follows:

				Fund NAV	Benchmark	Variance	Sources of Variance
Fund Name	Ticker	Benchmark	Inception	Performance (Total Return)	Performance (Total Return)	(Total Return)	Expense Accrual	Commission Cost	Other Sources*
Cboe Vest S&P 500® Buffer Strategy	BUIGX	SPRO	8/23/16	6.03%	7.28%	-1.25%	-0.95%	-0.07%	-0.23%
Cboe Vest S&P 500® Enhanced Growth Strategy	ENGIX	SPEN	12/21/16	6.72%	8.03%	-1.31%	-0.95%	-0.08%	-0.28%
Cboe Vest S&P 500® Dividend Aristocrats Target Income	KNGIX	SPAI	9/11/17	-0.72%	-0.38%	-0.34%	-0.95%	-0.03%	0.64%

*Other sources of variance are due primarily to the effects of non-commission trading costs, basket optimization, imperfect exposure, and differences in valuation methodology between the fund and the index.

Stock Market Performance

For the one-year period ended October 31, 2020, the S&P 500® Index (the “S&P 500”) gained 9.7%. Seven of the eleven sectors within the S&P 500® Index were up during the period. The top three sectors were Information Technology, Consumer Discretionary, and Communication Services, returning 34.5%, 24.7%, and 15.8%, respectively. The bottom three sectors were Energy, Financials, and Real Estate, returning -46.4%, -14.7%, and -10.3%, respectively.

Across the market capitalization spectrum, large cap stocks, as measured by the S&P 500® Index, significantly outpaced mid-cap and small-cap stocks. For the one-year period ended October 31, 2020, the S&P 400® Midcap Index return of -1.2%, and the Russell 2000® Small-Cap Index return of -0.2%, trailed the S&P 500® Index by 10.9% and 9.9%, respectively.

For the one-year period ended October 31, 2020, the S&P 500® Index produced a dividend yield of 2.1%, which exceeded the average 10-Year U.S. Treasury note yield of 1.1% by 1.0%. During the same period, the 10-Year Treasury yield declined from 1.7% at the beginning of the period to 0.9% at the end.

Benchmark Indices vs. S&P 500® Index

The Cboe Vest S&P 500® Buffer Strategy Fund’s benchmark index (SPRO) underperformed the S&P 500® Index by 2.43% for the period. The Fund and its benchmark index each hold twelve laddered one-year Buffer Protection strategies, with one commencing every month and resetting twelve months hence.

ANNUAL REPORT

The Cboe Vest Family of Funds
Shareholder Letter - continuedOctober 31, 2020

Over each fiscal year, SPRO performance is impacted by the performance of each of 24 monthly tranches. Of these, 12 tranches were initiated during the prior fiscal year and terminated during the current fiscal year, and the remaining 12 tranches were initiated during the current fiscal year and are still open as of this fiscal year end.

For the twelve tranches that closed during the current fiscal year, the S&P 500® Index was already up by an average of 7.5% when the fiscal year began (i.e., from tranche inception through 10/31/19.) This ranged from +1% to +21% across these 12 tranches. This determines where each of these tranches begin this fiscal year, relative to their caps and buffers. Then, during the current fiscal year (from 10/31/19 to tranche close), on average the S&P 500® Index was up 3.4%. This ranged from -21% to +13% across these 12 tranches. For these 12 tranches, six closed out at their caps, four closed out in the upside participation zone (i.e., where the S&P 500® Index returned between 0% and the cap), one closed out in the buffer zone (i.e., where the S&P 500® Index returned between -10% and 0%), and one closed out below the buffer zone (i.e., where the S&P 500® Index returned less than -10%.)

For the other twelve tranches, those opened during the current fiscal year, on average the S&P 500® Index was up 5.1% from the tranche opening date through the end of this fiscal year (10/31/20.) This ranged from -5% to +36% across these 12 tranches. These twelve tranches are still open as of the end of this fiscal year. As of 10/31/20, one tranche is currently at its cap, six are currently in the upside participation zone, five are currently in the buffer zone, and none are below the buffer zone.

The Cboe Vest S&P 500® Enhanced Growth Strategy Fund’s benchmark index (SPEN) underperformed the S&P 500® Index by 1.68% for the period. The Fund and its benchmark index each hold twelve laddered one-year Enhanced Growth strategies, with one commencing every month and resetting twelve months hence.

Over each fiscal year, SPEN performance is impacted by the performance of each of 24 monthly tranches. Of these, 12 tranches were initiated during the prior fiscal year and terminated during the current fiscal year, and the remaining 12 tranches were initiated during the current fiscal year and are still open as of this fiscal year end.

For the twelve tranches that closed during the current fiscal year, the S&P 500® Index was already up by an average of 7.5% when the fiscal year began (i.e., from tranche inception through 10/31/19.) This ranged from +1% to +21% across these 12 tranches. This determines where each of these tranches begin this fiscal year, relative to their caps. Then, during the current fiscal year (from 10/31/19 to tranche close), on average the S&P 500® Index was up 3.4%. This ranged from -21% to +13% across these 12 tranches. For these 12 tranches, seven closed out at their caps, three closed out in the 2:1 upside participation zone, and two closed out in the 1:1 downside participation zone (i.e., where the S&P 500® Index had a negative return.)

For the other twelve tranches, those opened during the current fiscal year, on average the S&P 500® Index was up 5.1% from the tranche opening date through the end of this fiscal year (10/31/20.) This ranged from -5% to +36% across these 12 tranches. These twelve tranches are still open as of the end of this fiscal year. As of 10/31/20, two tranches are currently at their caps, five are currently in the 2:1 upside participation zone, and five are in the 1:1 downside participation zone.

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund’s benchmark index (SPAI) underperformed the S&P 500® Index by 10.09% for the period. The Fund and its benchmark index each hold a portfolio of US Large Cap stocks that have increased their dividends for the last 25 years consecutively, along with a partial overwrite strategy that is reset weekly. During the period, the benchmark index underperformed the S&P 500® Index due primarily to the benchmark index’s relative overweighting in weaker sectors, such as Industrials and Consumer Staples, and underweighting in stronger sectors, such as Information Technology and Communication Services.

ANNUAL REPORT

The Cboe Vest Family of Funds
Important Disclosure Statement

The Funds’ prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds’ will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-855-505-8378. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-505-8378. Information provided with respect to the Funds Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2020 and are subject to change at any time.

Cboe Vest Financial LLC (the “Adviser”), waived or reimbursed part of the Fund’s total expenses. Had the Adviser not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

ANNUAL REPORT

CBOE Vest S&P 500® Buffer Strategy Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE VEST S&P 500® BUFFER STRATEGY FUND INSTITUTIONAL SHARES VS. THE CBOE S&P 500® BUFFER PROTECT BALANCED SERIES INDEX AND THE S&P 500® INDEX (unaudited)

166
161
156
151
146
141
136
131
126
121
116
111
106
101
96
Hundred Thousands
$162,318
$139,052
$134,446
8/23/2016*
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
Cboe Vest S&P 500® Buffer Strategy Fund
Cboe S&P 500® Buffer Protect Balanced Series Index
S&P 500® Index

* Inception date

Cboe Vest S&P 500® Buffer Strategy Fund				Cboe S&P 500® Buffer Protect Balanced Series Index		S&P 500® Index
Share Class	Inception Date	Total Return Year Ended 10/31/20	Average Annual Return Since Inception	Total Return Year Ended 10/31/20	Average Annual Return Since Inception	Total Return Year Ended 10/31/20	Average Annual Return Since Inception
Institutional	08/23/16	6.03%	7.32%	7.28%	8.19%	9.71%	12.26%
Investor	12/07/16	5.85%	7.09%	7.28%	8.28%	9.71%	12.29%
A	07/24/18	5.82%	5.44%	7.28%	6.95%	9.71%	8.83%
A (with Load)	07/24/18	(0.27%)	2.72%	N/A	N/A	N/A	N/A
C	07/24/18	5.06%	4.40%	7.28%	6.95%	9.71%	8.83%
Y	07/24/18	6.30%	5.94%	7.28%	6.95%	9.71%	8.83%

The total return and average annual return do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The Cboe Vest S&P 500® Buffer Protect Series Index, a composite of the twelve (12) Cboe® S&P 500® Buffer Protect Index Monthly Series that correspond to each month of the year, will effectively be comprised of 72 FLexible EXchange® Options (“FLEX Options”) with varying strikes and expiration dates.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund

Portfolio Composition as of October 31, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Money Market Fund	0.19%
Purchased Options:
Call Options	99.53%
Put Options	6.83%
Total Investments	106.55%
Options Written:
Call Options	(2.60%	)
Put Options	(3.90%	)
	(6.50%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of InvestmentsOctober 31, 2020

				Shares	Fair Value
MONEY MARKET FUND – 0.19%
Federated Treasury Obligations Fund - Institutional Class 0.01%*
(Cost: $447,904)				447,904	$447,904

PURCHASED OPTIONS(A) – 106.36%

CALL OPTIONS – 99.53%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	18	$587,772	$353.44	11/19/20	1,520
SPDR S&P 500 ETF Trust	620	20,245,480	0.01	12/17/20	20,245,127
SPDR S&P 500 ETF Trust	18	587,772	358.96	12/17/20	3,360
SPDR S&P 500 ETF Trust	602	19,657,708	0.01	1/21/21	19,577,778
SPDR S&P 500 ETF Trust	18	587,772	370.36	1/21/21	2,692
SPDR S&P 500 ETF Trust	602	19,657,708	0.01	2/18/21	19,577,778
SPDR S&P 500 ETF Trust	18	587,772	382.45	2/18/21	2,350
SPDR S&P 500 ETF Trust	602	19,657,708	0.01	3/18/21	19,577,778
SPDR S&P 500 ETF Trust	602	19,657,708	0.01	4/22/21	19,511,972
SPDR S&P 500 ETF Trust	425	13,877,950	0.01	5/20/21	13,775,063
SPDR S&P 500 ETF Trust	418	13,649,372	0.01	6/17/21	13,548,180
SPDR S&P 500 ETF Trust	336	10,971,744	0.01	7/22/21	10,853,663
SPDR S&P 500 ETF Trust	10	326,540	0.01	8/19/21	323,026
SPDR S&P 500 ETF Trust	3,025	98,778,350	0.01	11/18/21	97,381,897
TOTAL CALL OPTIONS					234,382,184
(Cost: $211,277,153)

PUT OPTIONS – 6.83%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	620	20,245,480	310.77	11/19/20	343,985
SPDR S&P 500 ETF Trust	620	20,245,480	319.59	12/17/20	787,217
SPDR S&P 500 ETF Trust	620	20,245,480	328.19	1/21/21	1,237,643
SPDR S&P 500 ETF Trust	620	20,245,480	338.34	2/18/21	1,647,313
SPDR S&P 500 ETF Trust	602	19,657,708	240.00	3/19/21	271,811
SPDR S&P 500 ETF Trust	602	19,657,708	277.76	4/22/21	707,464
SPDR S&P 500 ETF Trust	602	19,657,708	296.93	5/20/21	1,067,659
SPDR S&P 500 ETF Trust	602	19,657,708	311.66	6/17/21	1,371,054
SPDR S&P 500 ETF Trust	602	19,657,708	321.85	7/21/21	1,694,938
SPDR S&P 500 ETF Trust	602	19,657,708	337.23	8/19/21	2,165,307
SPDR S&P 500 ETF Trust	602	19,657,708	338.62	9/16/21	2,282,856
SPDR S&P 500 ETF Trust	602	19,657,708	342.73	10/21/21	2,503,181
TOTAL PUT OPTIONS					16,080,428
(Cost: $19,482,688)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Investments - continuedOctober 31, 2020

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
TOTAL PURCHASED OPTIONS – 106.36%					$250,462,612
(Cost: $230,759,841)

TOTAL INVESTMENTS – 106.55%
(Cost: $231,207,745)					250,910,516
Liabilities in excess of other assets – (6.55%)					(15,430,168)
NET ASSETS – 100.00%					$235,480,348

*Effective 7 day yield as of October 31, 2020

(A)All or a portion of purchased options are held as collateral for the options written

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Options WrittenOctober 31, 2020

OPTIONS WRITTEN – (6.50%)

CALL OPTIONS – (2.60%)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	(620)	$20,245,480	$353.44	11/19/20	$(52,367)
SPDR S&P 500 ETF Trust	(620)	20,245,480	358.96	12/17/20	(115,723)
SPDR S&P 500 ETF Trust	(18)	587,772	0.01	12/17/20	(587,762)
SPDR S&P 500 ETF Trust	(620)	20,245,480	370.36	1/21/21	(92,734)
SPDR S&P 500 ETF Trust	(620)	20,245,480	382.45	2/18/21	(80,949)
SPDR S&P 500 ETF Trust	(602)	19,657,708	308.81	3/17/21	(2,014,947)
SPDR S&P 500 ETF Trust	(602)	19,657,708	341.37	4/22/21	(858,415)
SPDR S&P 500 ETF Trust	(602)	19,657,708	343.98	5/20/21	(859,328)
SPDR S&P 500 ETF Trust	(602)	19,657,708	364.33	6/17/21	(482,302)
SPDR S&P 500 ETF Trust	(602)	19,657,708	375.02	7/22/21	(337,460)
SPDR S&P 500 ETF Trust	(602)	19,657,708	386.97	8/19/21	(229,864)
SPDR S&P 500 ETF Trust	(602)	19,657,708	392.18	9/16/21	(211,752)
SPDR S&P 500 ETF Trust	(602)	19,657,708	397.10	10/21/21	(188,732)
TOTAL CALL OPTIONS WRITTEN					(6,112,335)
(Premiums received: $5,510,303)

PUT OPTIONS – (3.90%)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	(602)	19,657,708	279.69	11/18/20	(77,897)
SPDR S&P 500 ETF Trust	(18)	587,772	310.77	11/19/20	(9,987)
SPDR S&P 500 ETF Trust	(602)	19,657,708	287.63	12/16/20	(290,959)
SPDR S&P 500 ETF Trust	(18)	587,772	319.59	12/17/20	(22,855)
SPDR S&P 500 ETF Trust	(602)	19,657,708	295.37	1/21/21	(577,224)
SPDR S&P 500 ETF Trust	(18)	587,772	328.19	1/21/21	(35,932)
SPDR S&P 500 ETF Trust	(602)	19,657,708	304.51	2/18/21	(833,073)
SPDR S&P 500 ETF Trust	(18)	587,772	338.34	2/18/21	(47,825)
SPDR S&P 500 ETF Trust	(602)	19,657,708	216.00	3/18/21	(158,476)
SPDR S&P 500 ETF Trust	(602)	19,657,708	249.98	4/22/21	(372,903)
SPDR S&P 500 ETF Trust	(602)	19,657,708	267.24	5/20/21	(585,239)
SPDR S&P 500 ETF Trust	(602)	19,657,708	280.49	6/17/21	(817,178)
SPDR S&P 500 ETF Trust	(602)	19,657,708	289.67	7/21/21	(1,038,224)
SPDR S&P 500 ETF Trust	(602)	19,657,708	303.51	8/19/21	(1,334,871)
SPDR S&P 500 ETF Trust	(602)	19,657,708	304.94	9/16/21	(1,417,156)
SPDR S&P 500 ETF Trust	(602)	19,657,708	308.46	10/21/21	(1,572,228)
TOTAL PUT OPTIONS WRITTEN – (3.90%)					(9,192,027)
(Premiums received: $18,417,681)

TOTAL OPTIONS WRITTEN – (6.50%)					$(15,304,362)
(Premiums received: $23,927,984)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Options WrittenAs of October 31, 2020

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Purchased Options	$250,462,612	$ —	$250,462,612	$(15,304,362)	$ —	$235,158,250

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Pledged
Description
Written Options	$(15,304,362)	$ —	$(15,304,362)	$15,304,362	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

ANNUAL REPORT

CBOE Vest S&P 500® Enhanced Growth Strategy Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE® VEST S&P 500 ENHANCED GROWTH STRATEGY FUND INSTITUTIONAL SHARES VS. THE CBOE S&P 500® ENHANCED GROWTH INDEX BALANCED SERIES AND THE S&P 500® INDEX (unaudited)

158
153
148
143
138
133
128
123
118
113
108
103
98
Hundred Thousands
$155,603
$152,609
$146,904
9/11/2017
10/31/17
10/31/18
10/31/19
10/31/20
Cboe Vest S&P 500®
Enhanced Growth Strategy Fund
Cboe S&P 500®
Enhanced Growth Index Balanced Series
S&P 500® Index

Cboe Vest S&P 500® Enhanced Growth Strategy Fund				Cboe S&P 500® Enhanced Growth Index Balanced Series		S&P 500® Index
Share Class	Inception Date	Total Return Year Ended 10/31/20	Average Annual Since Inception	Total Return Year Ended 10/31/20	Average Annual Since Inception	Total Return Year Ended 10/31/20	Average Annual Since Inception
Institutional	12/21/16	6.72%	10.48%	8.03%	11.58%	9.71%	12.14%
Investor	01/31/17	6.46%	10.20%	8.03%	11.66%	9.71%	12.29%
A	01/31/17	6.23%	10.09%	8.03%	11.66%	9.71%	12.29%
A (with Load)	01/31/17	0.12%	8.36%	N/A	N/A	N/A	N/A
C	07/24/18	5.06%	6.28%	8.03%	9.14%	9.71%	8.82%
Y	07/24/18	7.03%	7.88%	8.03%	9.14%	9.71%	8.82%

The total return and average annual return do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The Cboe S&P 500® Enhanced Growth Index Balanced Series is designed to provide target outcome returns linked to the U.S. domestic stock market.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as reprentative of the equity market in general.

ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Portfolio Composition as of October 31, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Purchased Options:
Call Options	109.03%
Total Investments	109.03%
Options Written:
Call Options	(8.82%	)
	(8.82%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of InvestmentsOctober 31, 2020

PURCHASED OPTIONS(A) – 109.03%

CALL OPTIONS – 109.03%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	174	$5,681,796	$310.77	11/19/20	$371,526
SPDR S&P 500 ETF Trust	174	5,681,796	319.59	12/18/20	345,180
SPDR S&P 500 ETF Trust	174	5,681,796	328.19	1/22/21	299,813
SPDR S&P 500 ETF Trust	174	5,681,796	338.34	2/19/21	239,117
SPDR S&P 500 ETF Trust	174	5,681,796	240.00	3/18/21	1,564,442
SPDR S&P 500 ETF Trust	174	5,681,796	277.76	4/21/21	1,016,367
SPDR S&P 500 ETF Trust	174	5,681,796	296.93	5/20/21	788,088
SPDR S&P 500 ETF Trust	174	5,681,796	311.66	6/17/21	620,649
SPDR S&P 500 ETF Trust	174	5,681,796	321.85	7/21/21	519,254
SPDR S&P 500 ETF Trust	174	5,681,796	337.23	8/19/21	388,919
SPDR S&P 500 ETF Trust	174	5,681,796	338.82	9/16/21	396,187
SPDR S&P 500 ETF Trust	174	5,681,796	342.73	10/21/21	373,933
SPDR S&P 500 ETF Trust	1,104	36,050,016	0.01	11/18/21	35,540,368
SPDR S&P 500 ETF Trust	984	32,131,536	0.01	12/15/21	31,677,285
TOTAL CALL OPTIONS					74,141,128
(Cost: $67,691,827)

TOTAL PURCHASED OPTIONS – 109.03%					74,141,128
(Cost: $67,691,827)

TOTAL INVESTMENTS – 109.03%					74,141,128
(Cost: $67,691,827)
Liabilities in excess of other assets – (9.03%)					(6,137,526)
NET ASSETS – 100.00%					$68,003,602

(A)All or a portion of purchased options are held as collateral for options written.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of Options WrittenOctober 31, 2020

OPTIONS WRITTEN – (8.82%)

CALL OPTIONS – (8.82%)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	348	$(11,363,592)	$338.38	11/18/20	$(150,531)
SPDR S&P 500 ETF Trust	348	(11,363,592)	345.06	12/17/20	(201,387)
SPDR S&P 500 ETF Trust	348	(11,363,592)	355.60	1/21/21	(153,500)
SPDR S&P 500 ETF Trust	348	(11,363,592)	367.34	2/18/21	(102,093)
SPDR S&P 500 ETF Trust	348	(11,363,592)	281.00	3/18/21	(1,898,905)
SPDR S&P 500 ETF Trust	348	(11,363,592)	317.99	4/22/21	(970,938)
SPDR S&P 500 ETF Trust	348	(11,363,592)	328.41	5/20/21	(791,234)
SPDR S&P 500 ETF Trust	348	(11,363,592)	346.33	6/17/21	(527,154)
SPDR S&P 500 ETF Trust	348	(11,363,592)	356.50	7/21/21	(400,828)
SPDR S&P 500 ETF Trust	348	(11,363,592)	369.27	8/19/21	(282,963)
SPDR S&P 500 ETF Trust	348	(11,363,592)	373.38	9/16/21	(269,041)
SPDR S&P 500 ETF Trust	348	(11,363,592)	377.54	10/21/21	(247,003)
TOTAL CALL OPTIONS WRITTEN					(5,995,577)
(Premiums received: $9,468,676)

TOTAL OPTIONS WRITTEN – (8.82%)					$(5,995,577)
(Premiums received: $9,468,676)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of Options WrittenAs of October 31, 2020

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Purchased Options	$74,141,128	$ —	$74,141,128	$(5,995,577)	$ —	$68,145,551

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Pledged
Description
Written Options	$(5,995,577)	$ —	$(5,995,577)	$5,995,577	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

ANNUAL REPORT

CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND INSTITUTIONAL SHARES VS. CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME INDEX AND THE S&P 500® INDEX (unaudited)

143
138
133
128
123
118
113
108
103
98
Hundred Thousands
$139,620
$128,284
$124,498
9/11/2017
10/31/17
10/31/18
10/31/19
10/31/20
Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Cboe S&P 500® Dividend Aristocrats Target Income Index
S&P 500® Index

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund				Cboe Vest S&P 500® Dividend Aristocrats Target Income Index		S&P 500® Index
Share Class	Inception Date	Total Return Year Ended 10/31/20	Average Annual Return Since Inception	Total Return Year Ended 10/31/20	Average Annual Return Since Inception	Total Return Year Ended 10/31/20	Average Annual Return Since Inception
Institutional	09/11/17	(0.72%)	7.23%	(0.38%)	8.26%	9.71%	11.22%
Investor	09/11/17	(1.00%)	6.93%	(0.38%)	8.26%	9.71%	11.22%
A	09/11/17	(0.91%)	6.97%	(0.38%)	8.26%	9.71%	11.22%
A (with Load)	09/11/17	(6.61%)	4.97%	N/A	N/A	N/A	N/A
C	09/11/17	(1.70%)	6.13%	(0.38%)	8.26%	9.71%	11.22%
Y	07/24/18	(0.39%)	5.96%	(0.38%)	6.44%	9.71%	8.82%

The total return and average annual return do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The Cboe S&P 500® Dividend Aristocrats Target Income Index is designed to track the performance of a hypothetical buy-write strategy on constituents of the S&P 500® Dividend Aristocrat Index.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as reprentative of the equity market in general.

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats
Target Income Fund

Portfolio Composition as of October 31, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Industrial	25.64%
Materials	12.58%
Food & Staple Retailing	10.76%
Consumer Discretionary	10.29%
Financial	9.89%
Health Care	8.58%
Household Products	5.94%
Real Estate	4.50%
Beverages	3.10%
Utilities	2.98%
Energy	2.38%
Information Technology	1.68%
Telecommunication Services	1.40%
Money Market Fund	0.17%
Total Investments	99.89%
Options Written:
Call Options	(0.05%	)
	(0.05%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of InvestmentsOctober 31, 2020

	Shares	Fair Value
COMMON STOCKS(A) – 99.72%

BEVERAGES – 3.10%
Brown-Forman Corp. - Class B	12,675	$883,574
The Coca-Cola Co.	17,899	860,226
		1,743,800

CONSUMER DISCRETIONARY – 10.29%
Genuine Parts Co.	9,785	884,858
Leggett & Platt, Inc.	24,190	1,009,449
Lowe’s Cos., Inc.	5,861	926,624
McDonald’s Corp.	4,355	927,615
Target Corp.	6,972	1,061,278
VF Corp.	14,463	971,914
		5,781,738

ENERGY – 2.38%
Chevron Corp.	9,720	675,540
Exxon Mobil Corp.	20,304	662,317
		1,337,857

FINANCIAL – 9.89%
Aflac Inc.	23,599	801,186
Chubb Ltd.	6,444	837,140
Cincinnati Financial Corp.	10,451	739,304
Franklin Resources, Inc.	42,407	795,131
People’s United Financial, Inc.	71,809	766,202
S&P Global Inc.	2,469	796,820
T. Rowe Price Group, Inc.	6,485	821,390
		5,557,173

FOOD & STAPLE RETAILING – 10.76%
Archer-Daniels-Midland Co.	20,617	953,330
Hormel Foods Corp.	17,173	836,153
McCormick & Co., Inc.(B)	4,457	804,533
The Procter & Gamble Co.	6,843	938,175
Sysco Corp.	15,630	864,495
Walgreens Boots Alliance, Inc.	21,558	733,834
Walmart Inc.	6,596	915,195
		6,045,715

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedOctober 31, 2020

	Shares	Fair Value
HEALTH CARE – 8.58%
Abbott Laboratories	8,700	$914,457
AbbVie Inc.	8,696	740,030
Becton, Dickinson and Co.	3,290	760,418
Cardinal Health, Inc.	15,319	701,457
Johnson & Johnson	5,858	803,190
Medtronic PLC	8,981	903,219
		4,822,771

HOUSEHOLD PRODUCTS – 5.94%
The Clorox Co.	3,807	789,001
Colgate-Palmolive Co.	11,598	914,966
Kimberly-Clark Corp.	5,897	781,883
PepsiCo, Inc.	6,383	850,790
		3,336,640

INDUSTRIAL – 25.64%
3M Co.	5,433	869,063
A.O. Smith Corp.	16,742	865,394
Carrier Global Corp.	32,457	1,083,739
Caterpillar Inc.	6,355	998,053
Cintas Corp.	2,848	895,838
Dover Corp.	8,196	907,379
Emerson Electric Co.	13,675	886,003
Expeditors International of Washington, Inc.	10,736	948,740
General Dynamics Corp.	5,746	754,622
Illinois Tool Works Inc.	4,689	918,481
Otis Worldwide Corporation	14,919	914,236
Pentair PLC	20,323	1,011,273
Raytheon Technologies Corp.	13,976	759,176
Roper Technologies, Inc.	2,078	771,645
Stanley Black & Decker, Inc.	5,667	941,855
W.W. Grainger, Inc.	2,538	888,351
		14,413,848
INFORMATION TECHNOLOGY – 1.68%
Automatic Data Processing, Inc.	5,968	942,705

MATERIALS – 12.58%
Air Products & Chemicals, Inc.	2,959	817,394
Albermarle Corp.	9,924	925,016
Amcor PLC	81,562	850,692
Ecolab Inc.	4,111	754,739

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedOctober 31, 2020

	Shares	Fair Value
Linde PLC	3,547	$781,546
Nucor Corp.	20,246	966,949
PPG Industries, Inc.	7,827	1,015,318
The Sherwin-Williams Co.	1,393	958,356
		7,070,010

REAL ESTATE – 4.50%
Essex Property Trust, Inc.	4,070	832,681
Federal Realty Investment Trust	11,984	824,260
Realty Income Corp.	15,068	871,835
		2,528,776

TELECOMMUNICATION SERVICES – 1.40%
AT&T Inc.	29,184	788,552

UTILITIES – 2.98%
Atmos Energy Corp.	8,429	772,687
Consolidated Edison, Inc.	11,529	904,911
		1,677,598

TOTAL COMMON STOCKS – 99.72%		56,047,183
(Cost: $48,789,523)

MONEY MARKET FUND – 0.17%
Federated Treasury Obligations Fund - Institutional Class 0.01%**	96,855	96,855
(Cost: $96,855)

TOTAL INVESTMENTS – 99.89%
(Cost: $48,886,378)		56,144,038
Other assets, net of liabilities – 0.11%		61,814
NET ASSETS 100.00%		$56,205,852

**Effective 7 day yield as of October 31, 2020

(A)All or a portion of securities are held as collateral for options written

(B)Non-voting shares

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options WrittenOctober 31, 2020

OPTIONS WRITTEN – (0.05%)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS – (0.05%)
3M Co.	2	$(31,992)	$160.00	11/7/20	$(606)
Abbott Laboratories	3	(31,533)	104.00	11/7/20	(828)
AbbVie Inc.	4	(34,040)	85.00	11/7/20	(888)
Aflac Inc.	9	(30,555)	34.00	11/7/20	(783)
Archer-Daniels-Midland Co.	7	(32,368)	46.00	11/7/20	(721)
AT&T Inc.	11	(29,722)	27.00	11/7/20	(407)
Automatic Data Processing, Inc.	2	(31,592)	157.50	11/7/20	(666)
Becton, Dickinson and Co.	1	(23,113)	230.00	11/7/20	(680)
Cardinal Health, Inc.	7	(32,053)	46.00	11/7/20	(1,140)
Caterpillar Inc.	2	(31,410)	155.00	11/7/20	(1,036)
Chevron Corp.	4	(27,800)	69.00	11/7/20	(868)
The Clorox Co.	1	(20,725)	207.50	11/7/20	(519)
The Coca-Cola Co.	6	(28,836)	48.00	11/7/20	(468)
Colgate-Palmolive Co.	4	(31,556)	78.50	11/7/20	(520)
Consolidated Edison, Inc.	4	(31,396)	78.50	11/7/20	(692)
Emerson Electric Co.	5	(32,395)	64.00	11/7/20	(1,000)
Exxon Mobil Corp.	9	(29,358)	32.50	11/7/20	(963)
General Dynamics Corp.	2	(26,266)	131.00	11/7/20	(614)
Hormel Foods Corp.	6	(29,214)	49.00	11/7/20	(378)
Illinois Tool Works Inc.	2	(39,176)	195.00	11/7/20	(960)
Johnson & Johnson	2	(27,422)	136.00	11/7/20	(650)
Kimberly-Clark Corp.	2	(26,518)	130.00	11/7/20	(706)
Lowe’s Cos., Inc.	2	(31,620)	157.50	11/7/20	(718)
McDonald’s Corp.	1	(21,300)	212.50	11/7/20	(446)
Medtronic PLC	3	(30,171)	100.00	11/7/20	(768)
Nucor Corp.	6	(28,656)	47.50	11/7/20	(792)
PepsiCo, Inc.	2	(26,658)	133.00	11/7/20	(502)
PPG Industries, Inc.	2	(25,944)	129.00	11/7/20	(540)
The Procter & Gamble Co.	2	(27,420)	136.00	11/7/20	(492)
Raytheon Technologies Corp.	6	(32,592)	54.00	11/7/20	(1,020)
S&P Global Inc.	1	(32,273)	320.00	11/7/20	(730)
Stanley Black & Decker, Inc.	2	(33,240)	165.00	11/7/20	(840)
Sysco Corp.	5	(27,655)	55.00	11/7/20	(950)
Target Corp.	2	(30,444)	152.50	11/7/20	(627)
VF Corp.	5	(33,600)	67.00	11/7/20	(800)
Walgreens Boots Alliance, Inc.	9	(30,636)	34.00	11/7/20	(756)
Walmart Inc.	2	(27,750)	138.00	11/7/20	(581)
TOTAL CALL OPTIONS WRITTEN – (0.05%)					(26,655)
(Premiums received: ($26,549))

TOTAL OPTIONS WRITTEN – (0.05%)					$(26,655)
(Premiums received: ($26,549))

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options WrittenOctober 31, 2020

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Pledged
Description
Written Options	$(26,655)	$—	$(26,655)	$12,087	$14,568	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
October 31, 2020

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

ASSETS
Investments at fair value* (Note 1)	$250,910,516	$74,141,128	$56,144,038
Cash deposits with brokers	4,420	4,524	14,568
Receivable for securities sold	—	—	59,599
Receivable for capital stock sold	117,721	200	13,477
Dividends and interest receivable	5	2	98,060
Receivable from investment manager	—	—	42,832
Prepaid expenses	46,178	12,222	23,841
TOTAL ASSETS	251,078,840	74,158,076	56,396,415

LIABILITIES
Due to custodian	—	22,301	—
Call options written, at fair value(A) (Note 1)	6,112,335	5,995,577	26,655
Put options written, at fair value(B) (Note 1)	9,192,027	—	—
Payable for capital stock redeemed	167,544	117,762	57,386
Payable for securities purchased	—	—	63,186
Accrued advisory fees	106,852	5,111	—
Accrued 12b-1 fees	2,666	6,987	23,940
Accrued administration, fund accounting, and transfer agent fees	15,664	5,211	4,275
Other accrued expenses	1,404	1,525	15,121
TOTAL LIABILITIES	15,598,492	6,154,474	190,563
NET ASSETS	$235,480,348	$68,003,602	$56,205,852

Net Assets Consist of:
Paid-in-capital	$220,232,984	$60,859,898	$56,157,978
Distributable earnings	15,247,364	7,143,704	47,874
Net Assets	$235,480,348	$68,003,602	$56,205,852

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$150,789,101	$5,717,698	$33,270,556
Investor Class	19,569,820	62,059,095	3,312,029
Class A	2,727,376	224,473	4,273,784
Class C	3,268,690	1,148	2,469,058
Class Y	59,125,361	1,188	12,880,425
Total	$235,480,348	$68,003,602	$56,205,852

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
October 31, 2020

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities - continued

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Shares Outstanding
Institutional Class	11,328,772	443,425		3,057,011
Investor Class	1,478,178	4,852,577		304,875
Class A	205,769	17,617		392,919
Class C	251,076	91		227,911
Class Y	4,424,615	92		1,181,039
Total	17,688,410	5,313,802		5,163,755
Net Asset Value and Redemption Price Per Share
Institutional Class	$13.31	$12.89		$10.88
Investor Class***	13.24	12.79		10.86
Class A***	13.25	12.74		10.88
Class C***	13.02	12.58	****	10.83
Class Y	13.36	12.95	****	10.91
Maximum Offering Price Per Share**
Class A	$14.06	$13.52		$11.54

*Identified cost of:	$231,207,745	$67,691,827		$48,886,378
(A)Premiums received of:	$5,510,303	$9,468,676		$26,549
(B)Premiums received of:	$18,417,681

**Maximum offering price per share includes sales charge of 5.75%
***Subject to a 2% redemption fee if redeemed within 30 days of purchase.
****NAV per share does not recalculate due to rounding.

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Operations

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

INVESTMENT INCOME
Dividend	$481,016	$329,472	$1,673,380
Interest	10,710	3,100	1,362
Total investment income	491,726	332,572	1,674,742

EXPENSES
Investment management fees (Note 2)	1,310,346	363,573	475,985
12b-1 fees (Note 2)
Investor Class	29,743	103,034	8,941
Class A	6,635	602	11,457
Class C	29,934	93	22,167
Recordkeeping and administrative services (Note 2)	64,220	17,769	23,185
Accounting fees (Note 2)	63,572	17,465	23,061
Custody fees	5,592	4,987	60,526
Transfer agent fees (Note 2)	29,837	10,792	14,032
Audit and tax fees	23,777	13,975	20,248
Legal fees	31,576	9,403	15,053
Filing and registration fees	81,000	16,000	47,500
Trustee fees	11,055	3,048	5,030
Compliance fees	11,571	3,344	5,012
Shareholder reports	28,531	8,083	12,545
Shareholder servicing
Institutional Class	103,710	9,268	42,334
Investor Class	23,775	66,016	8,941
Class A	294	22	3,476
Class C	1,694	13	353
Interest expense	10,349	3,340	6,715
Other expense	26,269	11,275	21,468
Total expenses	1,893,480	662,102	828,029
Investment management fee waivers (Note 2)	(264,305)	(94,509)	(207,065)
Net expenses	1,629,175	567,593	620,964

Net investment income (loss)	(1,137,449)	(235,021)	1,053,778

THE CBOE VEST FAMILY OF FUNDS
For the year ended October 31, 2020

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Operations - continued

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(1,718,669)	2,140,510	(2,885,014)
Net realized gain (loss) on put options purchased	(6,033,097)	—	—
Net realized gain (loss) on call options purchased	(4,126,761)	3,063,040	—
Net realized gain (loss) on put options written	(1,276,319)	—	—
Net realized gain (loss) on call options written	4,878,566	(6,067,498)	951,155
Net realized gain (loss) on investments, options purchased and written	(8,276,280)	(863,948)	(1,933,859)
Net change in unrealized appreciation (depreciation) of investments	(5,663,439)	(4,261,491)	(1,044,183)
Net change in unrealized appreciation (depreciation) on put options purchased	(2,232,114)	—	—
Net change in unrealized appreciation (depreciation) on call options purchased	20,257,024	4,469,197	—
Net change in unrealized appreciation (depreciation) on put options written	7,868,895	—	—
Net change in unrealized appreciation (depreciation) on call options written	(661,379)	3,595,364	(2,177)
Net change in unrealized appreciation (depreciation) on investments, options purchased and written	19,568,987	3,803,070	(1,046,360)

Net realized and unrealized gain (loss)	11,292,707	2,939,122	(2,980,219)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$10,155,258	$2,704,101	$(1,926,441)

THE CBOE VEST FAMILY OF FUNDS
For the year ended October 31, 2020

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
	For the Year ended October 31, 2020	For the Year ended October 31, 2019	For the Year ended October 31, 2020	For the Year ended October 31, 2019	For the Year ended October 31, 2020	For the Year ended October 31, 2019

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(1,137,449)	$8,515	$(235,021)	$3,045	$1,053,778	$832,238
Net realized gain (loss) on investments, options purchased and written	(8,276,280)	(1,490,817)	(863,948)	1,850,776	(1,933,859)	(850,022)
Net change in unrealized appreciation (depreciation) of investments, options purchased and options written	19,568,987	7,710,042	3,803,070	3,123,983	(1,046,360)	8,219,065
Increase (decrease) in net assets from operations	10,155,258	6,227,740	2,704,101	4,977,804	(1,926,441)	8,201,281

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(1,115,084)	—	(510,305)	(234,141)	(1,762,872)	(1,632,546)
Investor Class	(79,777)	—	(2,364,655)	(1,670,710)	(144,293)	(125,581)
Class A	(27,098)	—	(25,275)	(61)	(185,194)	(156,012)
Class C	(12,386)	—	(1,151)	(50)	(73,324)	(29,820)
Class Y	(477,879)	—	(82)	(50)	(549,556)	(526,316)
Return of capital
Institutional Class	—	—	(249)	—	(96,951)	—
Investor Class	—	—	(1,155)	—	(7,936)	—
Class A	—	—	(12)	—	(10,185)	—
Class C	—	—	(1)	—	(4,032)	—
Class Y	—	—	—	—	(30,224)	—
Decrease in net assets from distributions	(1,712,224)	—	(2,902,885)	(1,905,012)	(2,864,567)	(2,470,275)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	141,725,541	51,021,245	2,279,372	2,291,953	11,946,388	31,515,655
Investor Class	15,583,950	4,983,537	38,894,969	3,063,364	1,015,061	2,166,504
Class A	785,731	3,346,460	47,545	366,283	870,611	2,153,409
Class C	1,417,231	2,989,022	—	15,000	907,000	1,372,881
Class Y	39,068,686	30,247,693	—	—	828,085	2,599,541
Distributions reinvested
Institutional Class	1,078,109	—	508,836	233,564	1,752,901	1,566,834
Investor Class	78,569	—	2,361,845	1,668,112	150,639	121,287
Class A	27,098	—	25,287	61	193,316	153,850
Class C	12,386	—	1,152	50	59,926	27,953
Class Y	477,879	—	82	50	579,780	526,316

THE CBOE VEST FAMILY OF FUNDS

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets - continued

THE CBOE VEST FAMILY OF FUNDS

	Cboe Vest S&P 500® Buffer Strategy Fund		Cboe Vest S&P 500® Buffer Strategy Fund		Cboe Vest S&P 500® Enhanced Growth Strategy Fund		Cboe Vest S&P 500® Enhanced Growth Strategy Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
	For the Year ended October 31, 2020		For the Year ended October 31, 2019		For the Year ended October 31, 2020		For the Year ended October 31, 2019		For the Year ended October 31, 2020		For the Year ended October 31, 2019

Shares redeemed
Institutional Class	(61,455,955)		(21,175,180)		(4,002,930)		(727,117	)(A)	(27,273,371)		(8,088,603)
Investor Class	(2,990,313	)(B)	(9,036,999	)(B)	(12,817,627	)(B)	(6,070,890	)(B)	(1,289,783	)(B)	(762,581)
Class A	(1,554,251)		(189,116)		(213,181)		(25,255	)(C)	(1,115,366	)(C)	(468,055)
Class C	(1,184,784	)(D)	(319,205)		(14,419)		—		(56,169)		(182,958)
Class Y	(11,909,910)		(1,622,736)		—		—		(830,768)		(1,784,401)
Increase (decrease) in net assets from capital stock transactions	121,159,967		60,244,721		27,070,931		815,175		(12,261,750)		30,917,632

NET ASSETS
Increase (decrease) during period	129,603,001		66,472,461		26,872,147		3,887,967		(17,052,758)		36,648,638
Beginning of period	105,877,347		39,404,886		41,131,455		37,243,488		73,258,610		36,609,972
End of period	$235,480,348		$105,877,347		$68,003,602		$41,131,455		$56,205,852		$73,258,610

(A)Includes redemption fees of:							$7
(B)Includes redemption fees of:	$2,921		$1,254		$5,872		$2,188		$599
(C)Includes redemption fees of:							$48		$190
(D)Includes redemption fees of:	$112

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the year ended October 31,								For the period August 23, 2016* to October 31, 2016
	2020		2019		2018		2017
Net asset value, beginning of period	$12.68		$11.60		$11.21		$9.88		$10.00
Investment activities
Net investment income (loss)(1)	(0.09)		—	(4)	(0.11)		(0.11)		(0.02)
Net realized and unrealized gain (loss) on investments	0.85		1.08		0.50		1.44		(0.10)
Total from investment activities	0.76		1.08		0.39		1.33		(0.12)
Distributions
Net investment income	(0.09)		—		—		—		—
Net realized gain	(0.04)		—		—		—		—
Total distributions	(0.13)		—		—		—		—
Net asset value, end of period	$13.31		$12.68		$11.60		$11.21		$9.88
Total Return**	6.03%		9.31%		3.48%		13.46%		(1.20%	)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.07%	(5)	1.28%	(5)	1.73%		3.27%		46.89%
Expenses, net of waiver (Note 2)	0.96%	(5)	0.96%	(5)	0.95%		1.08%		1.25%
Net investment income (loss)	(0.68%	)	0.03%		(0.92%	)	(1.05%	)	(0.98%	)
Portfolio turnover rate**	120.89%	(6)	1.61%		0.00%	(3)	0.00%	(2)	0.00%	(2)
Net assets, end of period (000’s)	$150,789		$64,605		$30,428		$10,614		$261

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(4)Less than $0.01 per share.

(5)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.06% and 0.95%, respectively for the year ended October 31, 2020 and 1.27% and 0.95%, respectively for the year ended October 31, 2019.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
							For the period December 7, 2016* to October 31, 2017
	For the year ended October 31,
	2020		2019		2018
Net asset value, beginning of period	$12.58		$11.54		$11.18		$10.20
Investment activities
Net investment income (loss)(1)	(0.13)		(0.04)		(0.14)		(0.13)
Net realized and unrealized gain (loss) on investments	0.86		1.08		0.50		1.11
Total from investment activities	0.73		1.04		0.36		0.98
Distributions
Net investment income	(0.03)		—		—		—
Net realized gain	(0.04)		—		—		—
Total distributions	(0.07)		—		—		—
Paid-in capital from redemption fees	—	(4)	—	(4)	—		—
Net asset value, end of period	$13.24		$12.58		$11.54		$11.18
Total Return**	5.85%		9.01%		3.22%		9.61%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.43%	(5)	1.71%	(5)	2.20%		3.74%
Expenses, net of waiver (Note 2)	1.21%	(5)	1.20%	(5)	1.20%		1.38%
Net investment income (loss)	(1.00%	)	(0.31%	)	(1.17%	)	(1.35%	)
Portfolio turnover rate**	120.89%	(6)	1.61%		0.00%	(3)	0.00%	(2)
Net assets, end of period (000’s)	$19,570		$5,510		$8,880		$1,330

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(4)Less than $0.01 per share.

(5)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.42% and 1.20%, respectively for the year ended October 31, 2020 and 1.71% and 1.20%, respectively for the year ended October 31, 2019.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
					For the period July 24, 2018* to October 31, 2018
	For the years ended October 31,
	2020		2019
Net asset value, beginning of period	$12.63		$11.59		$11.85
Investment activities
Net investment income (loss)(1)	(0.10)		(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	0.83		1.06		(0.22)
Total from investment activities	0.73		1.04		(0.26)
Distributions
Net investment income	(0.07)		—		—
Net realized gain	(0.04)		—		—
Total distributions	(0.11)		—		—
Net asset value, end of period	$13.25		$12.63		$11.59
Total Return**	5.82%		8.97%		(2.19%	)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.23%	(3)	1.41%	(3)	2.24%
Expenses, net of waiver (Note 2)	1.21%	(3)	1.21%	(3)	1.20%
Net investment income (loss)	(0.78%	)	(0.13%	)	(1.18%	)
Portfolio turnover rate**	120.89%	(4)	1.61%		0.00%	(2)
Net assets, end of period (000’s)	$2,727		$3,320		$15

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.22% and 1.20%, respectively for the year ended October 31, 2020 and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
					For the period July 24, 2018* to October 31, 2018
	For the years ended October 31,
	2020		2019
Net asset value, beginning of period	$12.44		$11.50		$11.85
Investment activities
Net investment income (loss)(1)	(0.20)		(0.10)		(0.06)
Net realized and unrealized gain (loss) on investments	0.82		1.04		(0.29)
Total from investment activities	0.62		0.94		(0.35)
Distributions
Net investment income	—	(4)	—		—
Net realized gain	(0.04)		—		—
Total distributions	(0.04)		—		—
Paid-in capital from redemption fees	—	(4)	—		—
Net asset value, end of period	$13.02		$12.44		$11.50
Total Return**	5.06%		8.17%		(2.95%	)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	2.03%	(3)	2.16%	(3)	3.53%
Expenses, net of waiver (Note 2)	1.96%	(3)	1.96%	(3)	1.95%
Net investment income (loss)	(1.59%	)	(0.84%	)	(1.93%	)
Portfolio turnover rate**	120.89%	(5)	1.61%		0.00%	(2)
Net assets, end of period (000’s)	$3,269		$2,910		$81

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.02% and 1.95%, respectively for the year ended October 31, 2020 and 2.15% and 1.95%, respectively for the year ended October 31, 2019.

(4)Less than $0.01 per share.

(5)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
					For the period July 24, 2018* to October 31, 2018
	For the years ended October 31,
	2020		2019
Net asset value, beginning of period	$12.71		$11.60		$11.85
Investment activities
Net investment income (loss)(1)	(0.05)		0.04		(0.02)
Net realized and unrealized gain (loss) on investments	0.84		1.07		(0.23)
Total from investment activities	0.79		1.11		(0.25)
Distributions
Net investment income	(0.10)		—		—
Net realized gain	(0.04)		—		—
Total distributions	(0.14)		—		—
Net asset value, end of period	$13.36		$12.71		$11.60
Total Return**	6.30%		9.57%		(2.11%	)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	0.97%	(3)	1.14%	(3)	1.25%
Expenses, net of waiver (Note 2)	0.71%	(3)	0.71%	(3)	0.71%
Net investment income (loss)	(0.41%	)	0.34%		(0.69%	)
Portfolio turnover rate**	120.89%	(5)	1.61%		0.00%	(2)
Net assets, end of period (000’s)	$59,125		$29,532		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 0.96% and 0.70%, respectively for the year ended October 31, 2020 and 1.13% and 0.70%, respectively for the year ended October 31, 2019.

(4)Less than $0.01 per share.

(5)Significant increase in the portfolio turnover rate is due to ETF trading.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the year ended October 31,						Period December 21, 2016* to October 31, 2017
	2020		2019		2018

Net asset value, beginning of period	$12.98		$12.00		$11.50		$10.00
Investment activities
Net investment income (loss)(1)	(0.01)		0.03		(0.11)		(0.11)
Net realized and unrealized gain (loss) on investments	0.86		1.57		0.61		1.61
Total from investment activities	0.85		1.60		0.50		1.50
Distributions
Net investment income	(0.06)		—		—		—
Net realized gain	(0.88)		(0.62)		—		—
Return of capital	—	(B)	—		—		—
Total distributions	(0.94)		(0.62)		—		—
Paid-in capital from redemption fees	—		—	(B)	—		—
Net asset value, end of period	$12.89		$12.98		$12.00		$11.50
Total Return**	6.72%		14.71%		4.35%		15.00%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.17%	(A)	1.45%	(A)	1.75%		1.69%
Expenses, net of waiver (Note 2)	0.96%	(A)	0.96%	(A)	0.96%		1.13%
Net investment income (loss)	(0.09%	)	0.26%		(0.96%	)	(1.13%	)
Portfolio turnover rate**	124.54%	(4)	15.91%		0.00%	(3)	0.00%	(2)
Net assets, end of period (000’s)	$5,718		$7,247		$4,949		$5,164

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.16% and 0.95%, respectively for the year ended October 31, 2020 and 1.44% and 0.95%, respectively for the year ended October 31, 2019.

(B)Less than $0.01 per share.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the year ended October 31,						Period January 31, 2017* to October 31, 2017
	2020		2019		2018

Net asset value, beginning of period	$12.89		$11.94		$11.47		$10.12
Investment activities
Net investment income (loss)(1)	(0.07)		—	(B)	(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	0.88		1.57		0.61		1.46
Total from investment activities	0.81		1.57		0.47		1.35
Distributions
Net investment income	(0.03)		—		—		—
Net realized gain	(0.88)		(0.62)		—		—
Return of capital	—	(B)	—		—		—
Total distributions	(0.91)		(0.62)		—		—
Paid-in capital from redemption fees	—	(B)	—	(B)	—		—
Net asset value, end of period	$12.79		$12.89		$11.94		$11.47
Total Return**	6.46%		14.53%		4.10%		13.34%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.40%	(A)	1.69%	(A)	2.06%		1.79%
Expenses, net of waiver (Note 2)	1.21%	(A)	1.21%	(A)	1.21%		1.36%
Net investment income (loss)	(0.55%	)	(0.03%	)	(1.21%	)	(1.36%	)
Portfolio turnover rate**	124.54%	(4)	15.91%		0.00%	(3)	0.00%	(2)
Net assets, end of period (000’s)	$62,059		$33,492		$32,292		$32,995

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.39% and 1.20%, respectively for the year ended October 31, 2020 and 1.68% and 1.20%, respectively for the year ended October 31, 2019.

(B)Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the year ended October 31,						Period January 31, 2017* to October 31, 2017
	2020		2019		2018
Net asset value, beginning of period	$12.87		$11.92		$11.46		$10.12
Investment activities
Net investment income (loss)(1)	(0.03)		0.02		(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	0.81		1.55		0.60		1.45
Total from investment activities	0.78		1.57		0.46		1.34
Distributions
Net investment income	(0.03)		—		—		—
Net realized gain	(0.88)		(0.62)		—		—
Return of capital	—	(B)	—		—		—
Total distributions	(0.91)		(0.62)		—		—
Paid-in capital from redemption fees	—		—	(B)	—		—
Net asset value, end of period	$12.74		$12.87		$11.92		$11.46
Total Return**	6.23%		14.56%		4.01%		13.24%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.29%	(A)	1.41%	(A)	1.59%		2.36%
Expenses, net of waiver (Note 2)	1.21%	(A)	1.21%	(A)	1.21%		1.39%
Net investment income (loss)	(0.25%	)	0.13%		(1.21%	)	(1.39%	)
Portfolio turnover rate**	124.54%	(4)	15.91%		0.00%	(3)	0.00%	(2)
Net assets, end of period (000’s)	$224		$375		$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.28% and 1.20%, respectively for the year ended October 31, 2020 and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(B)Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the years ended October 31,			Period July 24, 2018* to October 31, 2018
	2020		2019
Net asset value, beginning of period	$12.82		$11.97	$12.44
Investment activities
Net investment income (loss)(1)	(0.06)		(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	0.70		1.52	(0.40)
Total from investment activities	0.64		1.47	(0.47)
Distributions
Net realized gain	(0.88)		(0.62)	—
Return of capital	—	(B)	—	—
Total distributions	(0.88)		(0.62)	—
Net asset value, end of period	$12.58		$12.82	$11.97
Total Return**	5.06%		13.62%	(3.78%	)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	2.20%	(A)	2.11%	2.94%
Expenses, net of waiver (Note 2)	1.96%	(A)	1.95%	1.98%
Net investment income (loss)	(0.50%	)	(0.40% )	(2.00%	)
Portfolio turnover rate**	124.54%	(3)	15.91%	0.00%	(2)
Net assets, end of period (000’s)	$1		$17	$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.19% and 1.95%, respectively for the year ended October 31, 2020.

(B)Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the years ended October 31,				Period July 24, 2018* to October 31, 2018
	2020		2019
Net asset value, beginning of period	$13.02		$12.01		$12.44
Investment activities
Net investment income (loss)(1)	0.01		0.06		(0.03)
Net realized and unrealized gain (loss) on investments	0.88		1.57		(0.40)
Total from investment activities	0.89		1.63		(0.43)
Distributions
Net investment income	(0.08)		—		—
Net realized gain	(0.88)		(0.62)		—	(A)
Total distributions	(0.96)		(0.62)		—
Net asset value, end of period	$12.95		$13.02		$12.01
Total Return**	7.03%		14.97%		(3.46%	)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	0.73%	(B)	0.96%	(B)	1.60%
Expenses, net of waiver (Note 2)	0.71%	(B)	0.71%	(B)	0.73%
Net investment income (loss)	0.09%		0.47%		(0.76%	)
Portfolio turnover rate**	124.54%	(3)	15.91%		0.00%	(2)
Net assets, end of period (000’s)	$1		$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Less than $0.01 per share

(B)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 0.72% and 0.70%, respectively for the year ended October 31, 2020 and 0.95% and 0.70%, respectively for the year ended October 31, 2019.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the year ended October 31,			Period September 11, 2017* to October 31, 2017
	2020	2019	2018
Net asset value, beginning of period	$11.47	$10.36	$10.25	$10.00
Investment activities
Net investment income (loss)(1)	0.18	0.17	0.16	0.01
Net realized and unrealized gain (loss) on investments(2)	(0.28)	1.45	0.40	0.24
Total from investment activities	(0.10)	1.62	0.56	0.25
Distributions
Net investment income	(0.16)	(0.18)	(0.15)	—
Net realized gain	(0.30)	(0.33)	(0.30)	—
Return of capital	(0.03)	—	—	—
Total distributions	(0.49)	(0.51)	(0.45)	—
Net asset value, end of period	$10.88	$11.47	$10.36	$10.25
Total Return**	(0.72% )	16.02%	5.45%	2.50%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.25% (3)	1.40% (3)	2.21%	2.89%
Expenses, net of waiver (Note 2)	0.96% (3)	0.96% (3)	0.95%	0.95%
Net investment income (loss)	1.67%	1.53%	1.55%	1.11%
Portfolio turnover rate**	169.87%	185.19%	205.91%	9.77%
Net assets, end of period (000’s)	$33,271	$50,376	$21,603	$5,572

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.24% and 0.95%, respectively for the year ended October 31, 2020 and 1.39% and 0.95%, respectively for the year ended October 31, 2019.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the year ended October 31,				Period September 11, 2017* to October 31, 2017
	2020		2019	2018
Net asset value, beginning of period	$11.45		$10.35	$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.16		0.14	0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	(0.29)		1.45	0.40	0.22
Total from investment activities	(0.13)		1.59	0.54	0.23
Distributions
Net investment income	(0.13)		(0.16)	(0.12)	—
Net realized gain	(0.30)		(0.33)	(0.30)	—
Return of capital	(0.03)		—	—	—
Total distributions	(0.46)		(0.49)	(0.42)	—
Paid-in capital from redemption fees	—	(A)	—	—	—
Net asset value, end of period	$10.86		$11.45	$10.35	$10.23
Total Return**	(1.00%	)	15.71%	5.28%	2.30%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.65%	(3)	1.81% (3)	2.56%	2.69%
Expenses, net of waiver (Note 2)	1.21%	(3)	1.21% (3)	1.20%	1.20%
Net investment income (loss)	1.44%		1.29%	1.32%	0.78%
Portfolio turnover rate**	169.87%		185.19%	205.91%	9.77%
Net assets, end of period (000’s)	$3,312		$3,676	$1,828	$197

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.64% and 1.20%, respectively for the year ended October 31, 2020 and 1.80% and 1.20%, respectively for the year ended October 31, 2019.

(A)Less than $0.01 per share

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the year ended October 31,				Period September 11, 2017* to October 31, 2017
	2020		2019	2018
Net asset value, beginning of period	$11.46		$10.36	$10.24	$10.00
Investment activities
Net investment income (loss)(1)	0.16		0.14	0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	(0.28)		1.45	0.40	0.23
Total from investment activities	(0.12)		1.59	0.54	0.24
Distributions
Net investment income	(0.13)		(0.16)	(0.12)	—
Net realized gain	(0.30)		(0.33)	(0.30)	—
Return of capital	(0.03)		—	—	—
Total distributions	(0.46)		(0.49)	(0.42)	—
Paid-in capital from redemption fees	—	(A)	—	—	—
Net asset value, end of period	$10.88		$11.46	$10.36	$10.24
Total Return**	(0.91%	)	15.74%	5.29%	2.40%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.48%	(3)	1.65% (3)	2.42%	2.97%
Expenses, net of waiver (Note 2)	1.21%	(3)	1.21% (3)	1.20%	1.20%
Net investment income (loss)	1.44%		1.28%	1.35%	0.88%
Portfolio turnover rate**	169.87%		185.19%	205.91%	9.77%
Net assets, end of period (000’s)	$4,274		$4,568	$2,345	$833

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.47% and 1.20%, respectively for the year ended October 31, 2020 and 1.64% and 1.20%, respectively for the year ended October 31, 2019.

(A)Less than $0.01 per share

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the year ended October 31,			Period September 11, 2017* to October 31, 2017
	2020	2019	2018
Net asset value, beginning of period	$11.42	$10.34	$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.08	0.06	0.07	—
Net realized and unrealized gain (loss) on investments(2)	(0.28)	1.43	0.39	0.23
Total from investment activities	(0.20)	1.49	0.46	0.23
Distributions
Net investment income	(0.08)	(0.08)	(0.05)	—
Net realized gain	(0.30)	(0.33)	(0.30)	—
Return of capital	(0.02)	—	—	—
Total distributions	(0.39)	(0.41)	(0.35)	—
Net asset value, end of period	$10.83	$11.42	$10.34	$10.23
Total Return**	(1.70% )	14.71%	4.48%	2.30%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	2.17% (3)	2.35% (3)	3.08%	2.23%
Expenses, net of waiver (Note 2)	1.96% (3)	1.96% (3)	1.95%	1.95%
Net investment income (loss)	0.71%	0.54%	0.63%	(0.27%	)
Portfolio turnover rate**	169.87%	185.19%	205.91%	9.77%
Net assets, end of period (000’s)	$2,469	$1,699	$394	$238

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.16% and 1.95%, respectively for the year ended October 31, 2020 and 2.34% and 1.95%, respectively for the year ended October 31, 2019.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the years ended October 31,		Period July 24, 2018* to October 31, 2018
	2020	2019
Net asset value, beginning of period	$11.48	$10.38	$10.65
Investment activities
Net investment income (loss)(1)	0.21	0.19	0.04
Net realized and unrealized gain (loss) on investments(2)	(0.27)	1.45	(0.18)
Total from investment activities	(0.06)	1.64	(0.14)
Distributions
Net investment income	(0.18)	(0.21)	(0.04)
Net realized gain	(0.30)	(0.33)	(0.09)
Return of capital	(0.03)	—	—
Total distributions	(0.51)	(0.54)	(0.13)
Net asset value, end of period	$10.91	$11.48	$10.38
Total Return**	(0.39% )	16.24%	(1.40%	)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.15% (3)	1.34% (3)	2.63%	(A)
Expenses, net of waiver (Note 2)	0.71% (3)	0.70% (3)	0.71%
Net investment income (loss)	1.94%	1.79%	1.55%
Portfolio turnover rate**	169.87%	185.19%	205.91%
Net assets, end of period (000’s)	$12,880	$12,940	$10,440

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.14% and 0.70%, respectively for the year ended October 31, 2020 and 1.33% and 0.70%, respectively for the year ended October 31, 2019.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial StatementsOctober 31, 2020

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cboe Vest S&P 500® Buffer Strategy Fund (“Buffer”), the Cboe Vest S&P 500® Enhanced Growth Strategy Fund (“Enhanced Growth”) and the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats” and collectively with Buffer and Enhanced Growth, the “Funds”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. Buffer’s inception dates were August 23, 2016 for Institutional Class, December 7, 2016 for Investor Class and July 24, 2018 for Classes A, C, and Y. Enhanced Growth’s inception dates were December 21, 2016 for Institutional Class, January 31, 2017 for Investor Class and Class A and July 24, 2018 for Classes C and Y. Dividend Aristocrat’s inception dates were September 11, 2017 for Institutional Class, Investor Class, Classes A and C and July 24, 2018 for Class Y.

The investment objectives of the Funds are as follows:

Fund	Objective
Buffer	to track, before fees and expenses, the performance of the Cboe S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).
Enhanced Growth	to track, before fees and expenses, the performance of the Cboe S&P 500® Enhanced Growth Index Balanced Series (the “SPEN Index”).
Dividend Aristocrats	to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “SPAI Index”).

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value (“NAV”) per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with Cboe Vest℠ Financial, LLC (the “Adviser”), under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined at such times.

FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2020

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Buffer
Assets
Money Market Fund	$447,904	$—	$—	$447,904
Call Options Purchased	—	234,382,184	—	234,382,184
Put Options Purchased	—	16,080,428	—	16,080,428
	$447,904	$250,462,612	$—	$250,910,516

Liabilities
Call Options Written	$—	$(6,112,335)	$—	$(6,112,335)
Put Options Written	—	(9,192,027)	—	(9,192,027)
	$—	$(15,304,362)	$—	$(15,304,362)

Enhanced Growth
Assets
Call Options Purchased	$—	$74,141,128	$—	$74,141,128

Liabilities
Call Options Written	$—	$(5,995,577)	$—	$(5,995,577)

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2020

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Dividend Aristocrats
Assets
Common Stocks	$56,047,183	$—	$—	$56,047,183
Money Market Fund	96,855	—	—	96,855
	$56,144,038	$—	$—	$56,144,038

Liabilities
Call Options Written	$—	$(26,655)	$—	$(26,655)

Refer to each Funds’ Schedules of Investments for a listing of the securities by security type.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash Deposits with Brokers and Due to Broker

Cash deposits with brokers are held as collateral for options written. Additionally, for the year ended October 31, 2020, $4,420, $4,524, and $14,568 was the cash deposits with brokers for Buffer, Enhanced Growth and Dividend Aristocrats, respectively. There were no due to broker amounts for the Funds for the year ended October 31, 2020.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2020

the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. As of October 31, 2020, such reclassifications were due to the use of equalization and return of capital.

	Buffer	Enhanced Growth
Paid in capital	$153,272	$626,089
Total distributable earnings	(153,272)	(626,089)

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

The Funds currently offer Class A, Class C, Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions on shares held for 30 days or less.

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Buffer and Enhanced Growth use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

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Fund	Derivative	Fair Value Asset Derivatives
Buffer	Purchased Options – Call	$234,382,184
	Purchased Options – Put	16,080,428
		$250,462,612	*

Enhanced Growth	Purchased Options – Call	$74,141,128	*

Dividend Aristocrats	Purchased Options	$—

Fund	Derivative	Fair Value Liability Derivatives
Buffer	Written Options – Call	$(6,112,335	)**
	Written Options – Put	(9,192,027	)***
		$(15,304,362)

Enhanced Growth	Written Options – Call	$(5,995,577	)**

Dividend Aristocrats	Written Options – Call	$(26,655	)**

*Statements of Assets and Liabilities location: Investments at fair value

**Statements of Assets and Liabilities location: Call options written, at fair value

***Statements of Assets and Liabilities location: Put options written, at fair value

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the year ended October 31, 2020 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Buffer	Purchased Options – Put	$(6,033,097)	$(2,232,114)
	Purchased Options – Call	(4,126,761)	20,257,024
	Written Options – Put	(1,276,319)	7,868,895
	Written Options – Call	4,878,566	(661,379)

Enhanced Growth	Purchased Options – Call	3,063,040	4,469,197
	Written Options – Call	(6,067,498)	3,595,364

Dividend Aristocrats	Written Options – Call	951,155	(2,177)

*Statements of Operations location: Net realized gain (loss) on put options purchased, call options purchased, put options written and call options written, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on put options purchased, call options purchased, put options written and call options written, respectively.

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The following indicates the average monthly volume for the year:

	Average monthly notional value of:
Fund	Derivative	Notional Value
Buffer	Purchased Options	$ 345,583,314
	Written Options	(367,397,210)

Enhanced Growth	Purchased Options	81,291,547
	Written Options	(98,356,516)

Dividend Aristocrats	Written Options	(1,540,595)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Buffer and Enhanced Growth use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the exchange-traded funds (“ETFs”) that seek to track the S&P 500® Index (the “Reference ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

The methodology for the Funds’ strategies were created by the Chicago Board Options Exchange (“Cboe”).

Buffer is designed to measure the returns of a hypothetical portfolio of exchange traded FLEX Options that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy. A Buffer Protect options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to

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Notes to Financial Statements - continuedOctober 31, 2020

decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

Enhanced Growth is designed to measure the returns of a hypothetical portfolio of exchange traded FLEX Options that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy. An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

Dividend Aristocrats is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Index investment strategy includes, (1) buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”) and (2) partially writing hypothetical weekly U.S. exchange-traded covered call options on each of the stocks.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective August 26, 2019, First Trust Capital Partners LLC (“First Trust”) and its affiliates purchased a controlling interest (the “Transaction”) in the voting shares of Cboe Vest Group Inc., the parent company of Cboe Vest Financial LLC (the “Adviser”). Under the 1940 Act, the Transaction resulted in a change in control of the Adviser, which in turn resulted in the assignment and termination of the investment advisory agreement between the Trust and the Adviser (the “Former Advisory Agreement”). To avoid a lapse in advisory services to the Funds, the Adviser and the Trust entered into an interim investment advisory agreement (the “Interim Agreement”), pursuant to the requirements of Section 15(f) and Rule 15a-4 of the 1940 Act, prior to the Transaction. Pursuant to the Interim Agreement, the Adviser will continue to provide advisory services to the Funds under the Interim Agreement until the earlier of: (i) the date on which each Fund’s shareholders approve a new investment advisory

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agreement (the “New Advisory Agreement”); or (ii) 150 days from the date of the termination of the Former Advisory Agreement.

Effective November 22, 2019 for Buffer and Dividend Aristocrats and December 19, 2019 for Enhanced Growth, pursuant to an Investment Advisory Agreement, (the “Advisory Agreement”), the Adviser provides investment advisory services, computed at an annual rate based on the average daily net assets of each Fund in accordance with the following fee schedule:

Asset Breakpoint	Rate
$0-$249,999,999.99	0.75%
$250,000,000-$749,999,999.99	0.65%
$750,000,000-$1,499,999,999.99	0.60%
$1,500,000,000-$4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Funds, except for the Class Y Shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2021 except upon 90 days’ prior written notice to the Trust and the authorization of a majority of the independent trustees of the Trust or by vote of a majority of the outstanding voting securities of the Trust. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the year ended October 31, 2020, the Adviser earned and waived management fees and reimbursed Fund expenses pursuant to an expense limitation arrangement as described below:

Fund	Fee	Management Fee Earned	Management Fee Waived
Buffer	0.75%	$1,310,346	$264,305
Enhanced Growth	0.75%	363,573	94,509
Dividend Aristocrats	0.75%	475,985	207,065

The total amount of recoverable reimbursements as of October 31, 2020 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2021	2022	2023	Total
Buffer	$184,009	$226,080	$264,305	$674,394
Enhanced Growth	324,518	180,359	94,509	599,386
Dividend Aristocrats	247,314	265,279	207,065	719,658

The Board has adopted a Distribution and Service Plan for the Funds’ Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to First Dominion Capital Corp. (“Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis

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Notes to Financial Statements - continuedOctober 31, 2020

reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Funds have adopted a shareholder services plan with respect to their Investor Class, Institutional Class, Class A and Class C Shares. Under the shareholder services plan, the Funds may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing subaccounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

For the year ended October 31, 2020, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Buffer	Institutional	Shareholder servicing	$103,710
Buffer	Investor	Shareholder servicing	23,775
Buffer	A	Shareholder servicing	294
Buffer	C	Shareholder servicing	1,694
Buffer	Investor	12b-1	29,743
Buffer	A	12b-1	6,635
Buffer	C	12b-1	29,934
Enhanced Growth	Institutional	Shareholder servicing	9,268
Enhanced Growth	Investor	Shareholder servicing	66,016
Enhanced Growth	A	Shareholder servicing	22
Enhanced Growth	C	Shareholder servicing	13
Enhanced Growth	Investor	12b-1	103,034
Enhanced Growth	A	12b-1	602
Enhanced Growth	C	12b-1	93
Dividend Aristocrats	Institutional	Shareholder servicing	42,334
Dividend Aristocrats	Investor	Shareholder servicing	8,941
Dividend Aristocrats	A	Shareholder servicing	3,476
Dividend Aristocrats	C	Shareholder servicing	353
Dividend Aristocrats	Investor	12b-1	8,941
Dividend Aristocrats	A	12b-1	11,457
Dividend Aristocrats	C	12b-1	22,167

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Notes to Financial Statements - continuedOctober 31, 2020

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended October 31, 2020, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
Buffer	$59,186	$23,538	$57,621
Enhanced Growth	16,505	8,898	16,074
Dividend Aristocrats	21,388	11,035	20,849

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding short-term securities for the year ended October 31, 2020, were as follows:

Fund	Purchases	Sales
Buffer	$113,634,236	$86,906,347
Enhanced Growth	83,109,570	58,843,518
Dividend Aristocrats	106,226,517	117,789,400

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

There were no distributions paid during the year ended October 31, 2019 for Buffer.

The tax character of distributions for the year ended October 31, 2020 for Buffer, Enhanced Growth and Dividend Aristocrats and for the year ended October 31, 2019 for Enhanced Growth and Dividend Aristocrats were as follows:

	Year ended October 31, 2020
	Buffer	Enhanced Growth	Dividend Aristocrats
Distributions paid from:
Ordinary income	$1,712,224	$2,901,468	$2,299,050
Realized gains	—	—	416,189
Return of capital	—	1,417	149,328
	$1,712,224	$2,902,885	$2,864,567

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Notes to Financial Statements - continuedOctober 31, 2020

	Year ended October 31, 2019
	Enhanced Growth	Dividend Aristocrats
Distributions paid from:
Ordinary income	$719,129	$2,363,300
Realized gains	1,185,883	106,975
	$1,905,012	$2,470,275

As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Year ended October 31, 2020
	Buffer	Enhanced Growth	Dividend Aristocrats
Accumulated net investment income (loss)	$—	$—	$—
Other accumulated losses	(13,079,028)	(2,778,696)	(551,645)
Net unrealized appreciation (depreciation)	28,326,392	9,922,400	599,519
	$15,247,364	$7,143,704	$47,874

Under current tax law, late-year ordinary losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds elected to defer late year ordinary losses as follows:

Fund
Buffer	$1,137,459
Enhanced Growth	351,074

As of October 31, 2020, Buffer had a capital loss carryforward of $5,628,623 that may be carried forward indefinitely of which all is considered short term and Enhanced Growth had a capital loss carryforward of $218,248 that may be carried forward indefinitely of which all is considered short term.

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of wash sales and straddle loss deferrals.

Cost of securities for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Buffer	$207,279,761	$32,330,685	$(4,004,293)	$28,326,392
Enhanced Growth	58,223,151	10,177,043	(254,643)	9,922,400
Dividend Aristocrats	55,517,863	9,868,215	(9,268,696)	599,519

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Notes to Financial Statements - continuedOctober 31, 2020

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were as follows:

Buffer
	Year ended October 31, 2020
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	11,054,032	1,282,057	62,045	110,469	3,012,724
Shares reinvested	81,439	5,898	2,061	943	36,057
Shares redeemed	(4,903,177)	(247,670)	(121,199)	(94,163)	(947,825)
Net increase (decrease)	6,232,294	1,040,285	(57,093)	17,249	2,100,956

Buffer
	Year ended October 31, 2019
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	4,221,877	422,098	277,007	253,126	2,453,268
Shares redeemed	(1,748,527)	(753,506)	(15,467)	(26,364)	(129,693)
Net increase (decrease)	2,473,350	(331,408)	261,540	226,762	2,323,575

Enhanced Growth
	Year ended October 31, 2020
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	180,950	3,114,228	3,666	—	—
Shares reinvested	40,416	188,796	2,024	92	7
Shares redeemed	(336,064)	(1,048,839)	(17,224)	(1,312)	—
Net increase (decrease)	(114,698)	2,254,185	(11,534)	(1,220)	7

Enhanced Growth
	Year ended October 31, 2019
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	183,699	248,512	31,252	1,226	—
Shares reinvested	22,809	163,862	6	5	5
Shares redeemed	(60,818)	(517,488)	(2,206)	—	(—)
Net increase (decrease)	145,690	(105,114)	29,052	1,231	5

Dividend Aristocrats
	Year ended October 31, 2020
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	1,073,854	93,329	76,247	78,747	78,131
Shares reinvested	161,282	13,960	17,891	5,557	53,551
Shares redeemed	(2,569,498)	(123,611)	(99,813)	(5,100)	(77,513)
Net increase (decrease)	(1,334,362)	(16,322)	(5,675)	79,204	54,169

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Notes to Financial Statements - continuedOctober 31, 2020

Dividend Aristocrats
	Year ended October 31, 2019
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	2,904,432	203,856	201,384	125,211	239,010
Shares reinvested	145,142	11,276	14,282	2,596	48,977
Shares redeemed	(742,576)	(70,585)	(43,418)	(17,197)	(166,989)
Net increase (decrease)	2,306,998	144,547	172,248	110,610	120,998

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of October 31, 2020, Dividend Aristocrats had 25.64% of the value of its net assets invested in securities within the Industrial sector.

NOTE 7 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 8 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, Dividend Aristocrats has made the following distributions to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Dividend Aristocrats	October 30, 2020	November 2, 2020	Net investment income	$49,715
Dividend Aristocrats	October 30, 2020	November 2, 2020	Short-term capital gain	154,396
Dividend Aristocrats	November 30, 2020	December 1, 2020	Net investment income	121,777
Dividend Aristocrats	November 30, 2020	December 1, 2020	Short-term capital gain	94,661

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders of Cboe Vest S&P 500® Buffer Strategy Fund, Cboe Vest S&P 500® Enhanced Growth Strategy Fund and Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of the Cboe Vest Funds, comprising the funds listed below (the “Funds”) as of October 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Cboe Vest S&P 500® Buffer Strategy Fund	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For the years ended October 31, 2020, 2019, 2018, 2017 and for the period from August 23, 2016 (commencement of operations) through October 31, 2016
Cboe Vest S&P 500® Enhanced Growth Strategy Fund	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For the years ended October 31, 2020, 2019, 2018 and for the period from December 21, 2016 (commencement of operations) through October 31, 2017
Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For the years ended October 31, 2020, 2019, 2018 and for the period from September 11, 2017 (commencement of operations) through October 31, 2017

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

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Report of Independent Registered Public Accounting Firm - continued

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies with the family of Funds since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 29, 2020

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

Information pertaining to the trustees and executive officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 1-800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (65) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	28	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company)
Mary Lou H. Ivey (62) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	28	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company)
Theo H. Pitt, Jr. (84) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	28

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 17 series of that trust; and ETF Opportunities Trust for the three series of that trust; (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (57) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency).
Karen M. Shupe (56) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (66) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (52) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (52) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (59) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, orate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (52) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

Quarterly Portfolio Holdings

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

PRIVACY NOTICE

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

• about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest Family of Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, May 1, 2020, and held for the six months ended October 31, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/20	Ending Account Value 10/31/20	Annualized Expense Ratio	Expenses Paid During Period Ended* 10/31/20
Buffer
Institutional Class Actual	$1,000.00	$1,092.82	0.96%	$ 5.05
Institutional Class Hypothetical**	$1,000.00	$1,020.20	0.96%	$ 4.87
Investor Class Actual	$1,000.00	$1,091.56	1.21%	$ 6.36
Investor Class Hypothetical**	$1,000.00	$1,018.95	1.21%	$ 6.14
Class A Actual	$1,000.00	$1,087.91	1.21%	$ 6.35
Class A Hypothetical**	$1,000.00	$1,018.95	1.21%	$ 6.14
Class C Actual	$1,000.00	$1,086.88	1.96%	$10.28
Class C Hypothetical**	$1,000.00	$1,015.20	1.96%	$ 9.93
Class Y Actual	$1,000.00	$1,094.22	0.71%	$ 3.74
Class Y Hypothetical**	$1,000.00	$1,021.45	0.71%	$ 3.61

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited) - continued

	Beginning Account Value 5/1/20	Ending Account Value 10/31/20	Annualized Expense Ratio	Expenses Paid During Period Ended* 10/31/20
Enhanced Growth
Institutional Class Actual	$1,000.00	$1,131.69	0.97%	$ 5.20
Institutional Class Hypothetical**	$1,000.00	$1,020.15	0.97%	$ 4.93
Investor Class Actual	$1,000.00	$1,130.86	1.21%	$ 6.48
Investor Class Hypothetical**	$1,000.00	$1,018.95	1.21%	$ 6.14
Class A Actual	$1,000.00	$1,130.43	1.21%	$ 6.48
Class A Hypothetical**	$1,000.00	$1,018.95	1.21%	$ 6.14
Class C Actual	$1,000.00	$1,120.21	1.96%	$10.45
Class C Hypothetical**	$1,000.00	$1,015.20	1.96%	$ 9.93
Class Y Actual	$1,000.00	$1,132.98	0.71%	$ 3.81
Class Y Hypothetical**	$1,000.00	$1,021.45	0.71%	$ 3.62

Dividend Aristocrats
Institutional Class Actual	$1,000.00	$1,119.29	0.96%	$ 5.11
Institutional Class Hypothetical**	$1,000.00	$1,020.21	0.96%	$ 4.87
Investor Class Actual	$1,000.00	$1,117.98	1.21%	$ 6.43
Investor Class Hypothetical**	$1,000.00	$1,018.96	1.21%	$ 6.13
Class A Actual	$1,000.00	$1,118.93	1.21%	$ 6.43
Class A Hypothetical**	$1,000.00	$1,018.96	1.21%	$ 6.13
Class C Actual	$1,000.00	$1,113.00	1.96%	$10.40
Class C Hypothetical**	$1,000.00	$1,015.21	1.96%	$ 9.91
Class Y Actual	$1,000.00	$1,121.28	0.71%	$ 3.78
Class Y Hypothetical**	$1,000.00	$1,021.46	0.71%	$ 3.60

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 366 days in the current year.

**5% return before expenses.

Investment Adviser:

Cboe Vest℠ Financial, LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

ITEM 2.

CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $44,250 for 2020 and $42,000 for 2019.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2019.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $12,000 for 2020 and $12,000 for 2019. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2020 and $0 for 2019.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Cboe Vest Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)

NA

(c)

0%

(d)

NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2020 and $0 for 2019.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.                      EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: January 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: January 4, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: January 4, 2021

* Print the name and title of each signing officer under his or her signature.